Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
American Funds Emerging Markets Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class A
Trading Symbol	EBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othe tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 15.88% for the year ended December 31, 2025. That result compares with a 16
.79%
gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income r
esulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable gr owth an
d moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detracto
r. Curv
e positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environme
nt. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class A (with sales charge) 2	11.58%	1.32%	3.80%
American Funds Emerging Markets Bond Fund — Class A (without sales charge) 2	15.88%	2.10%	4.21%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.72%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.61%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.37%
1
Class A shares were first offered on April 22, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high
, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high , and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class C
Trading Symbol	EBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.67%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 15.03% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and
a w
eaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increa sed a
s global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweig
ht po
sitions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class C (with sales charge) 2	14.03%	1.36%	3.31%
American Funds Emerging Markets Bond Fund — Class C (without sales charge) 2	15.03%	1.36%	3.31%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe nses.
Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high
, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high , and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class T
Trading Symbol	TEBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 16.19% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JP
M GBI-EM Globa
l Diversified.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class T (with sales charge) 2	13.32%	1.86%	3.75%
American Funds Emerging Markets Bond Fund — Class T (without sales charge) 2	16.19%	2.38%	4.04%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.18%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and t he s
ubsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-1
Trading Symbol	EBNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.90% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight
positions in
markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-1 2	15.90%	2.12%	3.95%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expense
s. When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-2
Trading Symbol	EBNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.21% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-2 2	16.21%	2.39%	4.22%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expen ses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordin gly, th
e fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordin gly, th e fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class F-3
Trading Symbol	EBNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.33% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bo lster
ed results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class F-3 2	16.33%	2.51%	4.56%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.14%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.52%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.41%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial stat em
ent disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-A
Trading Symbol	CBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.87% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-A (with sales charge) 2	11.81%	1.37%	3.53%
American Funds Emerging Markets Bond Fund — Class 529-A (without sales charge) 2	15.87%	2.09%	3.92%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the inde pen
dent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund o pera
tions. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-C
Trading Symbol	CBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 185	1.72%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.98% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-C (with sales charge) 2	13.98%	1.31%	3.54%
American Funds Emerging Markets Bond Fund — Class 529-C (without sales charge) 2	14.98%	1.31%	3.54%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-E
Trading Symbol	CBNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.62% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-E 2	15.62%	1.88%	3.73%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial sta te
ment disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-T
Trading Symbol	TMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 16.12% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-T (with sales charge) 2	13.26%	1.79%	3.68%
American Funds Emerging Markets Bond Fund — Class 529-T (without sales charge) 2	16.12%	2.31%	3.98%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.00%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.18%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was a pp
ointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CBNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 16.11% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-1 2	16.11%	2.30%	4.15%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, fina nci
al statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FEBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.20% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-2 2	16.20%	2.39%	4.02%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	2.94%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	2.86%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FMEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.25% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class 529-F-3 2	16.25%	2.43%	4.07%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	(1.48) %
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	2.94%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	2.86%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial sta te
ment disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-1
Trading Symbol	REGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 162	1.51%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 15.21% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-1 2	15.21%	1.54%	3.43%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currenc
y contra
cts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currenc y contra cts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee
, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2
Trading Symbol	REGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 169	1.57%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 15.14% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2 2	15.14%	1.48%	3.33%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-2E
Trading Symbol	REGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.70% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-2E 2	15.70%	1.94%	3.82%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-3
Trading Symbol	REGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.61% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-3 2	15.61%	1.86%	3.72%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-4
Trading Symbol	REGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.92% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-4 2	15.92%	2.16%	4.00%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5E
Trading Symbol	REGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 16.20% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5E 2	16.20%	2.45%	4.31%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-5
Trading Symbol	REGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging Markets Bond F und (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.29% for the year ended December 31, 2025. That result compares with a 16.79% gain for the J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax
purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dollar helped lift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-5 2	16.29%	2.48%	4.30%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Emerging Markets Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Emerging Markets Bond Fund®
Class Name	Class R-6
Trading Symbol	REGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Emerging M arkets Bon d Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for th e la st year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
Global bond markets benefited from a supportive backdrop over the past year as U.S. rate cuts and a weaker dolla
r helped l
ift emerging markets debt (EMD). EMD fundamentals remained resilient with stable growth and moderating inflation, though dispersion increased as global liquidity shifted and developed‑market yields moved unevenly. Eurozone inflation stayed contained even as yields rose late in the year while rising Japanese yields added rate volatility and widened differences across international fixed income markets.
Country and market allocation decisions contributed positively to relative performance. Duration positioning also aided results as global rate dynamics evolved, while curve positioning was a modest detractor. Curve positioning refers to selecting bonds across different maturities to capitalize on expected yield‑curve movements and to optimize the timing and structure of bond investments in pursuit of better returns. Local‑currency exposures added value, supported by a softer U.S. dollar environment. Strong outcomes in several Latin American and African markets — where carry remained attractive and fundamentals were supportive — further bolstered results. Currency positioning was a meaningful net positive overall, as gains from unhedged currency exposures more than offset losses from currency hedging activities.
On the other hand, underweight positions in markets such as Thailand, China and the Czech Republic weighed on relative returns. Hard‑currency sovereign exposures were more challenging in areas where valuations remained tight or where the fund held limited exposure to issuers that generated stronger results. In a more uneven macro environment, certain Asian markets trailed and currency positioning in select regions modestly detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Emerging Markets Bond Fund — Class R-6 2	16.33%	2.51%	4.32%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	0.34%
JPM EMBI Glbl Diversified/JPM GBI-EM Glbl Diversified/JPM CEMBI-Broad Diversified 50%/30%/20% 3	15.63%	1.63%	3.19%
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified 3	16.79%	1.48%	3.05%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P.
Morgan
.

Performance Inception Date	Jul. 29, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 3,604,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 15,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,604
Total number of portfolio holdings	866
Total advisory fees paid (in millions)	$ 15
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by asse t type (percent of net assets ) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund’s investments in forward currency contracts remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.